Oppenheimer Bond Fund
Oppenheimer Cash Reserves
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Capital Income Fund
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street(R)Growth & Income Fund
Oppenheimer Main Street(R)Opportunity Fund
Oppenheimer Main Street(R)Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Quest Balanced Value Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund(R)
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals
OSM - Mercury Advisors S&P 500(R)Index Fund
OSM - Mercury Advisors Focus Growth Fund
OSM - QM Active Balanced Fund
OSM - Jennison Growth Fund
OSM - Salomon Brothers All Cap Fund
OSM - Gartmore Millennium Growth Fund II

                                           Supplement dated May 20, 2002

The Prospectus for each fund is changed as follows:

1.       Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500.
     This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to
         Class A shares
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted
                                                                                                 (over, please)
     The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to receive their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to receive account documents electronically via eDocs Direct, please visit our website at
     WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
     ------------------------

2.       Effective November 1, 2002, the following new minimums will be required:
o        The minimum subsequent investment for all purchases is $50.  This includes payments made by check,
         AccountLink or through an investment plan (Asset Builder, automatic exchange, payroll deduction and military allotment).  The minimum subsequent investment for any investment plan established prior to
         November 1, 2002, will remain at $25
o        Shareholders must invest at least $500 before an Asset Builder Plan can be established on a new account
o        The minimum initial investment to establish an IRA is $500

3.       For funds that offer Checkwriting, effective November 1, 2002, checks must be written for at least
     $500.  All new checkbooks will be issued with this requirement, however, previously issued checks can still be written
     for $100 or more.

May 20, 2002                                                                            PS0190.022